SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Universal Insurance Holdings Common Stock Fund - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Number of shares (in shares)	90,744	86,910
Aggregate value	$ 3,066,901	$ 1,830,325
Uninvested cash	$ 70,089	$ 42,046